Trade payables and other liabilities - Summary of Trade Payables and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Current: due within one year
Trade payables	€ 10,258	€ 10,355
Accruals	5,053	5,057
Social security and sundry taxes	555	512
Deferred consideration	16	167
Others	808	766
Trade and other current payables	16,690	16,857
Non-current: due after more than one year
Accruals	148	105
Deferred consideration	1	5
Others	54	28
Other non-current liabilities	203	138
Total trade payables and other liabilities	€ 16,893	€ 16,995